Expense Example, No Redemption - BlackRock Event Driven Equity Fund - Investor C Shares	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 230
Expense Example, No Redemption, 3 Years	728
Expense Example, No Redemption, 5 Years	1,252
Expense Example, No Redemption, 10 Years	$ 2,500